 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: June 30, 2007 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: Robert Esau, Division President TD Banknorth, Inc. Address: Two Portland Square Portland, Maine 04101 (Delaware Corporation) Form 13F File Number: 28- The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont August 8, 2007 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 801 Form 13F Information Table Value Total: 2,313,067 (thousands) List of Other Included Managers: NONE ASSETS AS OF 06/30/07 REPORT PTR289 37 TD BANKNORTH INC. SECURITIES AND EXCHANGE COMMISSION FORM 13F AS OF 06/30/07 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) ACE LTD ORD G0070K103 1,030 16,480 SH X 16,480 ACE LTD ORD G0070K103 260 4,160 SH X 3,960 200 AMDOCS LTD ORD G02602103 3,939 98,922 SH X 96,617 75 2,230 AMDOCS LTD ORD G02602103 423 10,630 SH X 9,635 475 520 FRONTLINE LTD SHS G3682E127 346 7,550 SH X 7,150 400 FRONTLINE LTD SHS G3682E127 7 150 SH X 150 GARMIN LTD ORD G37260109 4,487 60,653 SH X 57,931 2,722 GARMIN LTD ORD G37260109 101 1,370 SH X 1,370 INGERSOLL-RAND COMPANY LTD CL A G4776G101 126 2,300 SH X 2,300 INGERSOLL-RAND COMPANY LTD CL A G4776G101 243 4,430 SH X 4,200 230 RENAISSANCERE HOLDINGS LTD COM G7496G103 4,334 69,908 SH X 66,548 175 3,185 RENAISSANCERE HOLDINGS LTD COM G7496G103 33 525 SH X 385 140 WILLIS GROUP HOLDINGS LTD SHS G96655108 603 13,690 SH X 13,690 WILLIS GROUP HOLDINGS LTD SHS G96655108 22 490 SH X 490 HECKLER ELECTRIC COMPANY HEC999010 453 29 SH X 29 ALCON INC COM SHS H01301102 213 1,580 SH X 1,580 ALCON INC COM SHS H01301102 34 250 SH X 250 LOGITECH INTL S A SHS H50430232 5,275 199,891 SH X 185,990 280 13,621 LOGITECH INTL S A SHS H50430232 298 11,310 SH X 8,070 1,100 2,140 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 249 2 SH X 2 E.M. HAYES, INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 4,599 89,484 SH X 84,344 150 4,990 AFLAC INC COM 001055102 833 16,198 SH X 15,878 320 A G MEDIA GROUP INC COM 001225101 0 14,000 SH X 14,000 AT&T INC COM 00206R102 12,935 311,687 SH X 288,619 23,068 AT&T INC COM 00206R102 4,498 108,376 SH X 93,935 3,500 10,941 ABBOTT LABS COM 002824100 5,855 109,337 SH X 98,152 11,185 ABBOTT LABS COM 002824100 1,781 33,250 SH X 20,200 575 12,475 ABERCROMBIE & FITCH CO CL A 002896207 745 10,210 SH X 9,560 650 ABERCROMBIE & FITCH CO CL A 002896207 8 115 SH X 115 ADOBE SYS INC COM 00724F101 14,872 370,412 SH X 358,472 11,940 ADOBE SYS INC COM 00724F101 1,025 25,529 SH X 23,729 250 1,550 AGILENT TECHNOLOGIES INC COM 00846U101 200 5,200 SH X 2,100 3,100 AGILENT TECHNOLOGIES INC COM 00846U101 59 1,525 SH X 1,525 AIR PRODS & CHEMS INC COM 009158106 4,254 52,924 SH X 51,389 1,535 AIR PRODS & CHEMS INC COM 009158106 1,115 13,872 SH X 13,462 210 200 ALCOA INC COM 013817101 1,314 32,416 SH X 30,555 1,861 ALCOA INC COM 013817101 434 10,710 SH X 7,460 3,250 ALCATEL-LUCENT SPONSORED ADR 013904305 264 18,833 SH X 18,826 7 ALCATEL-LUCENT SPONSORED ADR 013904305 4 277 SH X 277 ALLERGAN INC COM 018490102 191 3,310 SH X 1,310 2,000 ALLERGAN INC COM 018490102 18 320 SH X 320 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 885 10,161 SH X 9,861 300 ALLIANCE FINANCIAL CORP NY COM 019205103 325 12,346 SH X 12,346 ALLSTATE CORP COM 020002101 234 3,799 SH X 3,799 ALLSTATE CORP COM 020002101 187 3,039 SH X 2,853 186 ALLTEL CORP COM 020039103 1,887 27,940 SH X 26,162 402 1,376 ALLTEL CORP COM 020039103 74 1,090 SH X 1,090 ALTRIA GROUP INC COM 02209S103 4,271 60,892 SH X 55,142 110 5,640 ALTRIA GROUP INC COM 02209S103 1,609 22,945 SH X 9,360 13,585 AMBAC FINL GROUP INC COM 023139108 573 6,567 SH X 5,567 1,000 AMBAC FINL GROUP INC COM 023139108 136 1,560 SH X 1,485 75 AMERICAN CENTY QUANTITATIV E EQTY GRW INV 02507M600 253 9,412 SH X 9,412 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 828 32,258 SH X 32,108 150 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 6 240 SH X 240 AMERICAN ELEC PWR INC COM 025537101 80 1,776 SH X 1,776 AMERICAN ELEC PWR INC COM 025537101 136 3,025 SH X 3,025 AMERICAN EXPRESS CO COM 025816109 26,158 427,563 SH X 405,525 225 21,813 AMERICAN EXPRESS CO COM 025816109 3,796 62,051 SH X 57,481 620 3,950 AMERICAN INTL GROUP INC COM 026874107 24,044 343,334 SH X 316,973 334 26,027 AMERICAN INTL GROUP INC COM 026874107 4,059 57,966 SH X 48,191 810 8,965 AMERICAN SCIENCE & ENGR INC COM 029429107 216 3,800 SH X 3,800 AMERISOURCEBERGEN CORP COM 03073E105 603 12,193 SH X 11,663 530 AMERISOURCEBERGEN CORP COM 03073E105 25 500 SH X 500 AMERIPRISE FINL INC COM 03076C106 30 469 SH X 389 80 AMERIPRISE FINL INC COM 03076C106 400 6,295 SH X 6,295 AMETEK INC NEW COM 031100100 841 21,206 SH X 19,557 1,649 AMETEK INC NEW COM 031100100 45 1,140 SH X 1,140 AMGEN INC COM 031162100 8,386 151,669 SH X 128,374 120 23,175 AMGEN INC COM 031162100 1,273 23,030 SH X 15,520 250 7,260 ANADARKO PETE CORP COM 032511107 4,122 79,278 SH X 70,878 8,400 ANADARKO PETE CORP COM 032511107 638 12,262 SH X 9,208 500 2,554 ANALOG DEVICES INC COM 032654105 4,676 124,222 SH X 110,947 190 13,085 ANALOG DEVICES INC COM 032654105 217 5,755 SH X 4,920 835 ANHEUSER BUSCH COS INC COM 035229103 6,833 130,993 SH X 125,583 225 5,185 ANHEUSER BUSCH COS INC COM 035229103 710 13,613 SH X 10,458 280 2,875 APACHE CORP COM 037411105 18,411 225,657 SH X 210,864 200 14,593 APACHE CORP COM 037411105 726 8,900 SH X 7,630 35 1,235 APOLLO GROUP INC CL A 037604105 8,426 144,212 SH X 132,697 215 11,300 APOLLO GROUP INC CL A 037604105 164 2,815 SH X 2,285 530 APPLE INC COM 037833100 261 2,135 SH X 1,845 250 40 APPLE INC COM 037833100 355 2,910 SH X 2,710 200 APPLIED MATLS INC COM 038222105 1,080 54,376 SH X 39,576 14,800 APPLIED MATLS INC COM 038222105 427 21,493 SH X 18,593 2,900 ARCHER DANIELS MIDLAND CO COM 039483102 23 700 SH X 700 ARCHER DANIELS MIDLAND CO COM 039483102 202 6,105 SH X 5,105 1,000 ARROW FINL CORP COM 042744102 352 15,989 SH X 15,565 424 ARROW INTL INC COM 042764100 306 8,000 SH X 8,000 AUTODESK INC COM 052769106 23,218 493,160 SH X 464,787 1,405 26,968 AUTODESK INC COM 052769106 1,147 24,362 SH X 21,967 585 1,810 AUTOMATIC DATA PROCESSING IN COM 053015103 13,375 275,941 SH X 259,326 165 16,450 AUTOMATIC DATA PROCESSING IN COM 053015103 3,022 62,343 SH X 51,908 1,175 9,260 AUTOZONE INC COM 053332102 214 1,570 SH X 1,570 AUTOZONE INC COM 053332102 64 470 SH X 470 AVON PRODS INC COM 054303102 5,079 138,215 SH X 133,640 100 4,475 AVON PRODS INC COM 054303102 981 26,688 SH X 26,368 320 BB&T CORP COM 054937107 671 16,495 SH X 16,245 250 BB&T CORP COM 054937107 308 7,572 SH X 7,372 200 BJ SVCS CO COM 055482103 4,739 166,649 SH X 164,629 2,020 BJ SVCS CO COM 055482103 407 14,312 SH X 14,212 100 BP PLC SPONSORED ADR 055622104 5,950 82,476 SH X 80,548 1,928 BP PLC SPONSORED ADR 055622104 3,225 44,707 SH X 41,120 100 3,487 BANK OF AMERICA CORPORATION COM 060505104 37,831 773,800 SH X 740,221 1,334 32,245 BANK OF AMERICA CORPORATION COM 060505104 6,904 141,206 SH X 123,716 2,020 15,470 BANK OF NY CO INC 064057102 564 13,608 SH X 11,558 2,050 BANK OF NY CO INC 064057102 1,045 25,225 SH X 16,475 150 8,600 BARCLAYS PLC ADR 06738E204 17,518 313,999 SH X 298,511 870 14,618 BARCLAYS PLC ADR 06738E204 1,075 19,275 SH X 13,080 1,075 5,120 BARD C R INC COM 067383109 6,843 82,813 SH X 81,623 1,190 BARD C R INC COM 067383109 461 5,580 SH X 5,580 BARON ASSET FD SH BEN INT 068278100 438 6,750 SH X 6,750 BARON ASSET FD SH BEN INT 068278100 11 163 SH X 163 BARR PHARMACEUTICALS INC COM 068306109 271 5,396 SH X 5,351 45 BARR PHARMACEUTICALS INC COM 068306109 128 2,555 SH X 2,555 BAXTER INTL INC COM 071813109 574 10,180 SH X 10,100 80 BAXTER INTL INC COM 071813109 728 12,926 SH X 10,216 110 2,600 BEA SYS INC COM 073325102 186 13,600 SH X 13,600 BECTON DICKINSON & CO COM 075887109 9,587 128,691 SH X 123,970 75 4,646 BECTON DICKINSON & CO COM 075887109 1,332 17,878 SH X 17,353 525 BED BATH & BEYOND INC COM 075896100 469 13,035 SH X 13,035 BED BATH & BEYOND INC COM 075896100 120 3,325 SH X 1,500 1,825 BEMIS INC COM 081437105 6,571 198,034 SH X 190,594 220 7,220 BEMIS INC COM 081437105 1,175 35,416 SH X 31,296 4,120 BERKSHIRE HATHAWAY INC DEL CL A 084670108 438 4 SH X 4 BERKSHIRE HATHAWAY INC DEL CL A 084670108 1,314 12 SH X 12 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,702 472 SH X 471 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 941 261 SH X 256 5 BEST BUY INC COM 086516101 9,109 195,177 SH X 186,121 170 8,886 BEST BUY INC COM 086516101 739 15,826 SH X 14,296 335 1,195 BHP BILLITON LTD SPONSORED ADR 088606108 7,441 124,535 SH X 120,155 4,380 BHP BILLITON LTD SPONSORED ADR 088606108 279 4,670 SH X 4,020 650 BIOMET INC COM 090613100 310 6,790 SH X 6,790 BIOMET INC COM 090613100 438 9,574 SH X 9,574 BLACK & DECKER CORP COM 091797100 960 10,871 SH X 10,871 BLACK & DECKER CORP COM 091797100 153 1,734 SH X 510 1,224 BOEING CO COM 097023105 8,736 90,847 SH X 84,077 40 6,730 BOEING CO COM 097023105 1,013 10,536 SH X 8,266 2,270 BRANDYWINE BLUE FD INC COM 10532B101 350 9,911 SH X 9,911 BRANDYWINE BLUE FD INC COM 10532B101 4 110 SH X 110 BRINKER INTL INC COM 109641100 1,638 55,967 SH X 54,692 1,275 BRINKER INTL INC COM 109641100 450 15,367 SH X 13,852 1,515 BRISTOL MYERS SQUIBB CO COM 110122108 3,485 110,418 SH X 109,578 840 BRISTOL MYERS SQUIBB CO COM 110122108 3,825 121,191 SH X 113,181 8,010 BROADRIDGE FINL SOLUTIONS IN COM 11133T103 76 4,001 SH X 3,576 425 BROADRIDGE FINL SOLUTIONS IN COM 11133T103 118 6,179 SH X 5,006 273 900 BROWN FORMAN CORP CL B 115637209 3,197 43,749 SH X 41,309 110 2,330 BROWN FORMAN CORP CL B 115637209 64 880 SH X 435 125 320 BUCKEYE PARTNERS L P UNIT LTD PARTN 118230101 221 4,310 SH X 500 1,810 2,000 BURLINGTON NORTHN SANTA FE C COM 12189T104 281 3,298 SH X 3,298 BURNHAM HLDGS INC CL A 122295108 252 15,390 SH X 15,390 BURNHAM HOLDINGS CONV CL B 122295306 224 13,812 SH X 13,812 C H ROBINSON WORLDWIDE INC COM NEW 12541W209 225 4,275 SH X 4,275 CIGNA CORP COM 125509109 683 13,080 SH X 13,080 CIGNA CORP COM 125509109 484 9,264 SH X 9,264 CVS CAREMARK CORPORATION COM 126650100 14,973 410,790 SH X 390,737 1,475 18,578 CVS CAREMARK CORPORATION COM 126650100 2,317 63,575 SH X 58,911 600 4,064 CA INC COM 12673P105 247 9,570 SH X 9,570 CA INC COM 12673P105 130 5,014 SH X 5,014 CADBURY SCHWEPPES PLC ADR 127209302 2,923 53,827 SH X 52,162 1,665 CADBURY SCHWEPPES PLC ADR 127209302 425 7,830 SH X 5,230 200 2,400 CAMECO CORP COM 13321L108 233 4,595 SH X 4,595 CAPITAL ONE FINL CORP COM 14040H105 823 10,493 SH X 10,346 147 CAPITAL ONE FINL CORP COM 14040H105 81 1,033 SH X 833 200 CARDINAL HEALTH INC COM 14149Y108 705 9,984 SH X 8,804 1,180 CARDINAL HEALTH INC COM 14149Y108 188 2,658 SH X 2,658 CARLISLE COS INC COM 142339100 1,959 42,121 SH X 36,141 160 5,820 CARLISLE COS INC COM 142339100 199 4,285 SH X 1,845 2,440 CARLYLE PARTNERS III, L.P. 143095305 314 9 SH X 9 CARMAX INC COM 143130102 2,292 89,881 SH X 83,021 6,860 CARMAX INC COM 143130102 14 560 SH X 560 CARNIVAL CORP PAIRED CTF 143658300 2,746 56,308 SH X 53,253 75 2,980 CARNIVAL CORP PAIRED CTF 143658300 489 10,020 SH X 8,960 200 860 CATERPILLAR INC DEL COM 149123101 1,442 18,416 SH X 14,501 3,915 CATERPILLAR INC DEL COM 149123101 599 7,645 SH X 2,020 5,625 CEMEX SAB DE CV SPON ADR 5 ORD 151290889 6,133 166,208 SH X 152,606 251 13,351 CEMEX SAB DE CV SPON ADR 5 ORD 151290889 95 2,568 SH X 1,492 1,076 CENTEX CORP COM 152312104 716 17,855 SH X 15,855 2,000 CENTEX CORP COM 152312104 203 5,056 SH X 3,891 1,165 CHECKFREE CORP NEW COM 162813109 4,694 116,778 SH X 106,448 110 10,220 CHECKFREE CORP NEW COM 162813109 30 735 SH X 585 150 CHEESECAKE FACTORY INC COM 163072101 151 6,169 SH X 6,169 CHEESECAKE FACTORY INC COM 163072101 74 3,024 SH X 3,024 CHEVRON CORP NEW COM 166764100 18,900 224,363 SH X 213,948 170 10,245 CHEVRON CORP NEW COM 166764100 2,844 33,755 SH X 24,867 950 7,938 CHITTENDEN CORP COM 170228100 1,149 32,866 SH X 32,866 CHITTENDEN CORP COM 170228100 389 11,118 SH X 11,118 CHUBB CORP COM 171232101 50 925 SH X 925 CHUBB CORP COM 171232101 249 4,600 SH X 3,600 1,000 CHURCH & DWIGHT INC COM 171340102 9,949 205,307 SH X 196,710 100 8,497 CHURCH & DWIGHT INC COM 171340102 921 18,996 SH X 18,534 262 200 CISCO SYS INC COM 17275R102 27,836 999,483 SH X 913,831 2,455 83,197 CISCO SYS INC COM 17275R102 4,238 152,187 SH X 112,962 2,105 37,120 CITADEL BROADCASTING CORP COM 17285T106 99 15,290 SH X 13,523 32 1,733 CITADEL BROADCASTING CORP COM 17285T106 16 2,422 SH X 847 1,574 CITIGROUP INC COM 172967101 24,994 487,300 SH X 452,388 380 34,532 CITIGROUP INC COM 172967101 3,238 63,140 SH X 40,186 900 22,054 CITIZENS COMMUNICATIONS CO COM 17453B101 246 16,120 SH X 16,120 CLOROX CO DEL COM 189054109 214 3,454 SH X 3,454 CLOROX CO DEL COM 189054109 170 2,732 SH X 2,732 CLOUGH GLOBAL ALLOCATION FUN COM SHS BEN IN 18913Y103 370 17,597 SH X 17,597 CLOUGH GLOBAL ALLOCATION FUN COM SHS BEN IN 18913Y103 686 32,599 SH X 21,615 10,984 COACH INC COM 189754104 2,870 60,554 SH X 58,314 2,240 COACH INC COM 189754104 87 1,830 SH X 1,470 360 COCA COLA CO COM 191216100 4,318 82,552 SH X 72,749 9,803 COCA COLA CO COM 191216100 2,042 39,029 SH X 32,254 1,000 5,775 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 10,751 143,341 SH X 141,321 2,020 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 165 2,205 SH X 2,135 70 COLGATE PALMOLIVE CO COM 194162103 8,315 128,221 SH X 122,321 5,900 COLGATE PALMOLIVE CO COM 194162103 1,285 19,816 SH X 17,676 2,140 COMCAST CORP NEW CL A 20030N101 286 10,178 SH X 10,139 39 COMCAST CORP NEW CL A 20030N101 120 4,274 SH X 2,279 1,995 COMMERCE BANCORP INC NJ COM 200519106 1,938 52,396 SH X 44,056 8,340 COMMERCE BANCORP INC NJ COM 200519106 250 6,754 SH X 6,754 COMPUTER SCIENCES CORP COM 205363104 694 11,735 SH X 11,545 80 110 COMPUTER SCIENCES CORP COM 205363104 70 1,185 SH X 925 150 110 CONAGRA FOODS INC COM 205887102 110 4,100 SH X 4,100 CONAGRA FOODS INC COM 205887102 157 5,832 SH X 2,532 3,300 CONOCOPHILLIPS COM 20825C104 22,700 289,173 SH X 269,008 798 19,367 CONOCOPHILLIPS COM 20825C104 2,122 27,034 SH X 21,352 420 5,262 CONSOLIDATED EDISON INC COM 209115104 295 6,538 SH X 2,338 4,200 CONSOLIDATED EDISON INC COM 209115104 74 1,632 SH X 1,632 CONSTELLATION BRANDS INC CL A 21036P108 3,886 160,042 SH X 158,567 240 1,235 CONSTELLATION BRANDS INC CL A 21036P108 818 33,690 SH X 29,890 3,800 CONSTELLATION ENERGY GROUP I COM 210371100 493 5,661 SH X 5,661 CONSTELLATION ENERGY GROUP I COM 210371100 52 600 SH X 600 CORNING INC COM 219350105 74 2,900 SH X 1,500 1,400 CORNING INC COM 219350105 151 5,900 SH X 5,100 800 COSTCO WHSL CORP NEW COM 22160K105 4,771 81,524 SH X 70,044 130 11,350 COSTCO WHSL CORP NEW COM 22160K105 284 4,850 SH X 2,650 675 1,525 COURIER CORP COM 222660102 1,218 30,447 SH X 30,447 COVANCE INC COM 222816100 947 13,814 SH X 12,234 1,580 COVANCE INC COM 222816100 32 460 SH X 160 300 CYTOGENIX INC COM 232825109 18 45,000 SH X 45,000 DNP SELECT INCOME FD COM 23325P104 40 3,651 SH X 351 3,300 DNP SELECT INCOME FD COM 23325P104 94 8,680 SH X 2,000 6,680 DANAHER CORP DEL COM 235851102 26,686 353,456 SH X 332,920 100 20,436 DANAHER CORP DEL COM 235851102 1,759 23,292 SH X 22,567 325 400 DARDEN RESTAURANTS INC COM 237194105 256 5,820 SH X 5,820 DARDEN RESTAURANTS INC COM 237194105 69 1,575 SH X 1,575 DAVIS NY VENTURE FD INC CL Y 239080401 3,273 78,047 SH X 67,406 10,640 DAVIS NY VENTURE FD INC CL Y 239080401 193 4,606 SH X 2,515 2,090 DEERE & CO COM 244199105 1,498 12,404 SH X 10,788 1,616 DEERE & CO COM 244199105 336 2,780 SH X 2,380 400 DELL INC COM 24702R101 681 23,868 SH X 23,728 140 DELL INC COM 24702R101 451 15,790 SH X 15,290 500 DENTSPLY INTL INC NEW COM 249030107 10,450 273,138 SH X 259,286 13,852 DENTSPLY INTL INC NEW COM 249030107 1,421 37,131 SH X 33,721 440 2,970 DIAGEO P L C SPON ADR NEW 25243Q205 4,459 53,527 SH X 50,967 2,560 DIAGEO P L C SPON ADR NEW 25243Q205 122 1,470 SH X 820 650 DIAMONDS TR UNIT SER 1 252787106 2,215 16,503 SH X 14,743 1,760 DIAMONDS TR UNIT SER 1 252787106 41 305 SH X 305 DIEBOLD INC COM 253651103 2,163 41,433 SH X 41,063 370 DIEBOLD INC COM 253651103 182 3,492 SH X 3,492 DISNEY WALT CO COM DISNEY 254687106 9,090 266,265 SH X 241,668 525 24,072 DISNEY WALT CO COM DISNEY 254687106 1,327 38,873 SH X 27,721 11,152 DOMINI SOCIAL INVT TR EQUITY FD 257132100 583 16,361 SH X 16,361 DOMINI SOCIAL INVT TR EQUITY FD 257132100 214 5,989 SH X 5,335 654 DOMINION RES INC VA NEW COM 25746U109 3,077 35,650 SH X 33,415 2,235 DOMINION RES INC VA NEW COM 25746U109 545 6,319 SH X 5,419 900 DORCHESTER MINERALS LP COM UNIT 25820R105 583 26,500 SH X 26,500 DOVER CORP COM 260003108 207 4,050 SH X 4,050 DOVER CORP COM 260003108 10 200 SH X 200 DOW CHEM CO COM 260543103 2,549 57,654 SH X 56,964 100 590 DOW CHEM CO COM 260543103 444 10,043 SH X 7,943 1,425 675 DOW JONES & CO INC COM 260561105 823 14,333 SH X 14,333 DU PONT E I DE NEMOURS & CO COM 263534109 3,823 75,198 SH X 52,618 440 22,140 DU PONT E I DE NEMOURS & CO COM 263534109 1,282 25,226 SH X 16,406 8,820 DUKE ENERGY CORP NEW COM 26441C105 6,908 377,463 SH X 363,878 13,585 DUKE ENERGY CORP NEW COM 26441C105 668 36,491 SH X 29,396 3,200 3,895 DUN & BRADSTREET CORP DEL NE COM 26483E100 151 1,462 SH X 1,462 DUN & BRADSTREET CORP DEL NE COM 26483E100 245 2,375 SH X 2,375 E M C CORP MASS COM 268648102 16,699 922,598 SH X 869,418 3,440 49,740 E M C CORP MASS COM 268648102 782 43,230 SH X 37,075 750 5,405 EOG RES INC COM 26875P101 641 8,775 SH X 8,675 100 EOG RES INC COM 26875P101 7 100 SH X 100 EASTMAN KODAK CO COM 277461109 300 10,790 SH X 10,455 335 EASTMAN KODAK CO COM 277461109 165 5,940 SH X 5,940 EATON CORP COM 278058102 44 476 SH X 476 EATON CORP COM 278058102 164 1,764 SH X 1,764 EATON VANCE CORP COM NON VTG 278265103 1,606 36,352 SH X 35,802 550 EATON VANCE CORP COM NON VTG 278265103 563 12,735 SH X 7,235 5,500 EBAY INC COM 278642103 5,502 170,967 SH X 151,812 140 19,015 EBAY INC COM 278642103 393 12,210 SH X 8,905 3,305 ECOLAB INC COM 278865100 11,404 267,068 SH X 262,483 4,585 ECOLAB INC COM 278865100 1,442 33,766 SH X 32,416 650 700 EDAC TECHNOLOGIES CORP COM 279285100 1,896 204,268 SH X 204,268 EFUNDS CORP COM 28224R101 11 300 SH X 300 EFUNDS CORP COM 28224R101 292 8,280 SH X 3,256 5,024 ELFUN TRS UNIT CTF 286281100 75 1,382 SH X 1,382 ELFUN TRS UNIT CTF 286281100 1,179 21,601 SH X 21,601 EMERSON ELEC CO COM 291011104 5,714 122,085 SH X 108,850 13,235 EMERSON ELEC CO COM 291011104 5,597 119,600 SH X 100,820 18,780 ENCANA CORP COM 292505104 333 5,415 SH X 5,415 ENCANA CORP COM 292505104 158 2,574 SH X 2,474 100 ENRON CORP 293561106 0 10,000 SH X 10,000 EXELON CORP COM 30161N101 291 4,015 SH X 3,565 450 EXPRESS SCRIPTS INC COM 302182100 15,424 308,409 SH X 300,169 8,240 EXPRESS SCRIPTS INC COM 302182100 2,193 43,860 SH X 43,860 EXXON MOBIL CORP COM 30231G102 90,076 1,073,866 SH X 956,443 1,006 116,417 EXXON MOBIL CORP COM 30231G102 29,260 348,827 SH X 293,326 1,250 54,251 FPL GROUP INC COM 302571104 3,123 55,048 SH X 49,730 1,148 4,170 FPL GROUP INC COM 302571104 322 5,671 SH X 2,936 2,735 FASTENAL CO COM 311900104 4,197 100,253 SH X 89,693 260 10,300 FASTENAL CO COM 311900104 86 2,050 SH X 1,390 200 460 FEDERAL NATL MTG ASSN COM 313586109 385 5,898 SH X 4,573 1,325 FEDERAL NATL MTG ASSN COM 313586109 252 3,850 SH X 850 3,000 FEDERATED EQUITY FDS CAP APPREC A 314172701 1,721 63,261 SH X 62,914 346 FEDERATED EQUITY FDS CAP APPREC A 314172701 455 16,710 SH X 16,116 594 FEDEX CORP COM 31428X106 20,441 184,205 SH X 174,049 10,156 FEDEX CORP COM 31428X106 2,577 23,218 SH X 21,853 740 625 FIDELITY CAP TR CAP APPREC 316066109 6,000 201,287 SH X 201,287 FIDELITY CAP TR CAP APPREC 316066109 31 1,043 SH X 1,043 FIDELITY CAP TR DISCIPLND EQTY 316066208 238 7,490 SH X 7,490 FIDELITY MT VERNON STR TR GROWTH CO FD 316200104 259 3,410 SH X 3,410 FIFTH THIRD BANCORP COM 316773100 898 22,580 SH X 22,580 FIFTH THIRD BANCORP COM 316773100 200 5,030 SH X 4,850 180 FIRST AMERN CORP CALIF COM 318522307 2,821 56,996 SH X 50,966 110 5,920 FIRST AMERN CORP CALIF COM 318522307 27 550 SH X 550 FIRST DATA CORP COM 319963104 1,769 54,139 SH X 52,194 1,945 FIRST DATA CORP COM 319963104 450 13,777 SH X 8,758 300 4,719 FIRST HORIZON NATL CORP COM 320517105 312 8,005 SH X 7,930 75 FIRST HORIZON NATL CORP COM 320517105 82 2,100 SH X 2,000 100 FISERV INC COM 337738108 6,954 122,430 SH X 116,785 160 5,485 FISERV INC COM 337738108 627 11,040 SH X 10,035 505 500 FIRSTENERGY CORP COM 337932107 279 4,304 SH X 4,304 FIRSTENERGY CORP COM 337932107 58 900 SH X 900 FOREST LABS INC COM 345838106 177 3,870 SH X 3,620 250 FOREST LABS INC COM 345838106 50 1,090 SH X 890 200 FORTUNE BRANDS INC COM 349631101 3,231 39,227 SH X 36,182 3,045 FORTUNE BRANDS INC COM 349631101 619 7,515 SH X 4,970 175 2,370 FRANKLIN RES INC COM 354613101 19,908 150,285 SH X 142,165 400 7,720 FRANKLIN RES INC COM 354613101 1,676 12,655 SH X 11,830 375 450 GALLAGHER ARTHUR J & CO COM 363576109 3,120 111,903 SH X 100,093 300 11,510 GALLAGHER ARTHUR J & CO COM 363576109 44 1,570 SH X 1,300 270 GANNETT INC COM 364730101 784 14,267 SH X 14,157 110 GANNETT INC COM 364730101 863 15,707 SH X 12,237 50 3,420 GAP INC DEL COM 364760108 485 25,392 SH X 25,042 350 GAP INC DEL COM 364760108 57 3,005 SH X 1,805 200 1,000 GENENTECH INC COM NEW 368710406 383 5,064 SH X 4,564 500 GENENTECH INC COM NEW 368710406 11 140 SH X 140 GENERAL DYNAMICS CORP COM 369550108 11,213 143,357 SH X 137,448 524 5,385 GENERAL DYNAMICS CORP COM 369550108 603 7,707 SH X 7,147 150 410 GENERAL ELECTRIC CO COM 369604103 47,367 1,237,369 SH X 1,147,726 425 89,218 GENERAL ELECTRIC CO COM 369604103 23,350 609,972 SH X 536,662 815 72,495 GENERAL MLS INC COM 370334104 1,249 21,387 SH X 21,217 170 GENERAL MLS INC COM 370334104 297 5,090 SH X 4,890 200 GENUINE PARTS CO COM 372460105 1,781 35,899 SH X 35,609 290 GENUINE PARTS CO COM 372460105 125 2,530 SH X 2,030 500 GENZYME CORP COM 372917104 346 5,365 SH X 5,365 GENZYME CORP COM 372917104 173 2,690 SH X 2,690 GILEAD SCIENCES INC COM 375558103 1,707 44,002 SH X 41,572 200 2,230 GILEAD SCIENCES INC COM 375558103 40 1,020 SH X 620 400 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 371 7,087 SH X 6,387 700 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 635 12,130 SH X 11,337 793 GOLDMAN SACHS GROUP INC COM 38141G104 17,094 78,863 SH X 74,180 60 4,623 GOLDMAN SACHS GROUP INC COM 38141G104 971 4,482 SH X 3,572 40 870 GOODRICH CORP COM 382388106 518 8,700 SH X 8,700 GOODRICH CORP COM 382388106 30 500 SH X 300 200 HCC INS HLDGS INC COM 404132102 1,403 41,997 SH X 41,997 HNI CORP COM 404251100 205 4,995 SH X 4,995 HNI CORP COM 404251100 10 250 SH X 250 HALLIBURTON CO COM 406216101 538 15,585 SH X 15,585 HALLIBURTON CO COM 406216101 128 3,700 SH X 1,700 2,000 HANSEN NAT CORP COM 411310105 4,034 93,851 SH X 83,431 10,420 HANSEN NAT CORP COM 411310105 59 1,375 SH X 420 350 605 HARLEY DAVIDSON INC COM 412822108 768 12,892 SH X 12,752 140 HARLEY DAVIDSON INC COM 412822108 88 1,480 SH X 1,280 200 HARRIS CORP DEL COM 413875105 38 696 SH X 696 HARRIS CORP DEL COM 413875105 218 4,000 SH X 4,000 HARTFORD FINL SVCS GROUP INC COM 416515104 517 5,250 SH X 5,250 HARTFORD FINL SVCS GROUP INC COM 416515104 350 3,550 SH X 2,750 800 HEALTH MGMT ASSOC INC NEW CL A 421933102 155 13,633 SH X 13,383 250 HEALTH MGMT ASSOC INC NEW CL A 421933102 88 7,705 SH X 7,705 HEINZ H J CO COM 423074103 379 7,987 SH X 6,688 1,299 HEINZ H J CO COM 423074103 472 9,942 SH X 7,642 2,300 HERSHEY CO COM 427866108 610 12,055 SH X 11,605 450 HERSHEY CO COM 427866108 351 6,925 SH X 6,775 150 HEWLETT PACKARD CO COM 428236103 10,386 232,772 SH X 228,988 125 3,659 HEWLETT PACKARD CO COM 428236103 1,491 33,417 SH X 28,519 4,898 HOME DEPOT INC COM 437076102 7,007 178,075 SH X 161,913 180 15,982 HOME DEPOT INC COM 437076102 1,418 36,025 SH X 31,000 180 4,845 HONEYWELL INTL INC COM 438516106 334 5,931 SH X 5,631 300 HONEYWELL INTL INC COM 438516106 462 8,206 SH X 3,733 4,473 HORMEL FOODS CORP COM 440452100 524 14,018 SH X 14,018 HORMEL FOODS CORP COM 440452100 291 7,803 SH X 7,803 IMS HEALTH INC COM 449934108 5,510 171,503 SH X 153,818 380 17,305 IMS HEALTH INC COM 449934108 215 6,686 SH X 6,006 680 ITT CORP NEW COM 450911102 888 13,005 SH X 13,005 ITT CORP NEW COM 450911102 198 2,899 SH X 2,619 280 IDEXX LABS INC COM 45168D104 257 2,720 SH X 2,720 ILLINOIS TOOL WKS INC COM 452308109 14,562 268,713 SH X 249,945 360 18,408 ILLINOIS TOOL WKS INC COM 452308109 768 14,168 SH X 11,828 350 1,990 IMAGING DIAGNOSTIC SYS INC COM 45244W100 0 10,600 SH X 10,600 INTEL CORP COM 458140100 8,644 364,104 SH X 323,415 1,105 39,584 INTEL CORP COM 458140100 3,321 139,886 SH X 115,286 1,000 23,600 INTERNATIONAL BUSINESS MACHS COM 459200101 19,030 180,803 SH X 167,376 80 13,347 INTERNATIONAL BUSINESS MACHS COM 459200101 5,929 56,332 SH X 45,282 205 10,845 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 98 1,885 SH X 1,885 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 821 15,748 SH X 15,748 INTERNATIONAL GAME TECHNOLOG COM 459902102 2,386 60,109 SH X 57,219 2,890 INTERNATIONAL GAME TECHNOLOG COM 459902102 319 8,032 SH X 8,032 INVESTORS FINL SERVICES CORP 461915100 788 12,781 SH X 12,681 100 INVESTORS FINL SERVICES CORP 461915100 19 300 SH X 300 ISHARES INC MSCI CDA INDEX 464286509 494 16,550 SH X 16,550 ISHARES INC MSCI CDA INDEX 464286509 24 800 SH X 800 ISHARES INC MSCI EMU INDEX 464286608 460 3,900 SH X 3,600 300 ISHARES INC MSCI UTD KINGD 464286699 255 9,970 SH X 9,970 ISHARES INC MSCI UTD KINGD 464286699 23 900 SH X 900 ISHARES INC MSCI GERMAN 464286806 385 11,625 SH X 11,625 ISHARES TR S&P 100 IDX FD 464287101 10,734 155,000 SH X 150,399 100 4,501 ISHARES TR S&P 100 IDX FD 464287101 189 2,729 SH X 1,789 940 ISHARES TR DJ SEL DIV INX 464287168 3,614 50,269 SH X 47,819 2,450 ISHARES TR DJ SEL DIV INX 464287168 459 6,380 SH X 6,380 ISHARES TR FTSE XNHUA IDX 464287184 294 2,285 SH X 2,285 ISHARES TR S&P 500 VALUE 464287408 2,131 26,084 SH X 26,084 ISHARES TR S&P 500 VALUE 464287408 41 500 SH X 500 ISHARES TR RUSSELL MCP VL 464287473 6,325 40,166 SH X 39,081 275 810 ISHARES TR RUSSELL MCP VL 464287473 175 1,114 SH X 759 15 340 ISHARES TR RUSSELL MCP GR 464287481 7,208 63,285 SH X 62,055 1,230 ISHARES TR RUSSELL MCP GR 464287481 191 1,676 SH X 1,196 20 460 ISHARES TR S&P MIDCAP 400 464287507 1,378 15,438 SH X 15,268 170 ISHARES TR S&P MIDCAP 400 464287507 13 150 SH X 150 ISHARES TR COHEN&ST RLTY 464287564 4,355 48,153 SH X 47,123 100 930 ISHARES TR COHEN&ST RLTY 464287564 197 2,177 SH X 1,907 270 ISHARES TR RUSSELL1000VAL 464287598 3,992 46,026 SH X 44,686 300 1,040 ISHARES TR RUSSELL1000VAL 464287598 140 1,609 SH X 1,459 150 ISHARES TR RUSSELL1000GRW 464287614 898 15,172 SH X 15,112 60 ISHARES TR RUSSELL1000GRW 464287614 25 416 SH X 116 300 ISHARES TR RUSSELL 1000 464287622 383 4,685 SH X 4,285 400 ISHARES TR RUSL 2000 VALU 464287630 4,481 54,410 SH X 52,871 275 1,264 ISHARES TR RUSL 2000 VALU 464287630 100 1,215 SH X 885 330 ISHARES TR RUSL 2000 GROW 464287648 4,517 52,619 SH X 51,256 1,363 ISHARES TR RUSL 2000 GROW 464287648 137 1,598 SH X 943 655 ISHARES TR RUSSELL 2000 464287655 3,363 40,534 SH X 39,719 815 ISHARES TR RUSSELL 2000 464287655 334 4,030 SH X 1,160 2,870 ISHARES TR RUSSELL 3000 464287689 304 3,490 SH X 3,490 ISHARES TR RUSSELL 3000 464287689 20 225 SH X 225 ISHARES TR DJ US REAL EST 464287739 1,482 19,140 SH X 19,140 ISHARES TR DJ US REAL EST 464287739 94 1,210 SH X 1,210 ISHARES TR S&P SMLCAP 600 464287804 758 10,663 SH X 10,533 130 ISHARES TR S&P SMLCP VALU 464287879 758 9,541 SH X 9,541 ISHARES TR S&P SMLCP VALU 464287879 24 300 SH X 300 JP MORGAN CHASE & CO COM 46625H100 17,519 361,598 SH X 319,787 280 41,531 JP MORGAN CHASE & CO COM 46625H100 3,048 62,915 SH X 36,699 1,500 24,716 JACOBS ENGR GROUP INC DEL COM 469814107 209 3,640 SH X 3,640 JENSEN PORTFOLIO INC CL J SHARES 476313101 166 5,972 SH X 5,972 JENSEN PORTFOLIO INC CL J SHARES 476313101 37 1,310 SH X 1,310 JOHNSON & JOHNSON COM 478160104 32,292 524,045 SH X 495,918 1,638 26,489 JOHNSON & JOHNSON COM 478160104 7,152 116,074 SH X 86,968 635 28,471 JOHNSON CTLS INC COM 478366107 11,641 100,551 SH X 98,872 1,679 JOHNSON CTLS INC COM 478366107 2,278 19,681 SH X 18,066 535 1,080 JPMORGAN TR II LARGE CAP GR S 4812C0530 375 20,302 SH X 20,302 KELLOGG CO COM 487836108 660 12,740 SH X 12,390 350 KELLOGG CO COM 487836108 269 5,200 SH X 5,000 200 KIMBERLY CLARK CORP COM 494368103 1,237 18,492 SH X 16,532 1,960 KIMBERLY CLARK CORP COM 494368103 391 5,847 SH X 3,946 1,901 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 672 12,168 SH X 12,168 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 202 3,655 SH X 3,155 500 KOHLS CORP COM 500255104 601 8,465 SH X 8,465 KOHLS CORP COM 500255104 33 466 SH X 466 KRAFT FOODS INC CL A 50075N104 1,268 35,964 SH X 32,682 3,282 KRAFT FOODS INC CL A 50075N104 539 15,301 SH X 6,430 8,871 L-3 COMMUNICATIONS HLDGS INC COM 502424104 8,772 90,072 SH X 86,388 50 3,634 L-3 COMMUNICATIONS HLDGS INC COM 502424104 616 6,325 SH X 5,650 125 550 LABORATORY CORP AMER HLDGS COM NEW 50540R409 1,464 18,711 SH X 17,371 1,340 LABORATORY CORP AMER HLDGS COM NEW 50540R409 14 185 SH X 185 LAKELAND BANCORP INC COM 511637100 1,190 89,446 SH X 89,446 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 17,474 208,296 SH X 195,798 587 11,910 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 1,863 22,206 SH X 18,332 390 3,483 LEGG MASON INC COM 524901105 7,472 75,950 SH X 74,345 1,605 LEGG MASON INC COM 524901105 941 9,561 SH X 9,361 200 LEHMAN BROS HLDGS INC COM 524908100 83 1,096 SH X 1,096 LEHMAN BROS HLDGS INC COM 524908100 143 1,888 SH X 1,888 LILLY ELI & CO COM 532457108 1,209 21,635 SH X 21,435 200 LILLY ELI & CO COM 532457108 704 12,600 SH X 11,800 600 200 LINCOLN ELEC HLDGS INC COM 533900106 865 11,655 SH X 11,655 LINCOLN NATL CORP IND COM 534187109 327 4,607 SH X 4,607 LINCOLN NATL CORP IND COM 534187109 287 4,043 SH X 4,043 LOWES COS INC COM 548661107 3,292 107,255 SH X 100,575 6,680 LOWES COS INC COM 548661107 661 21,530 SH X 17,430 4,100 LUXOTTICA GROUP S P A SPONSORED ADR 55068R202 270 7,000 SH X 7,000 MFIC CORP COM 55273R104 34 20,000 SH X 20,000 MGM MIRAGE COM 552953101 239 2,900 SH X 2,900 MANULIFE FINL CORP COM 56501R106 7,868 210,820 SH X 191,405 260 19,155 MANULIFE FINL CORP COM 56501R106 914 24,500 SH X 7,810 750 15,940 MARATHON OIL CORP COM 565849106 19,914 332,116 SH X 320,624 11,492 MARATHON OIL CORP COM 565849106 1,903 31,746 SH X 31,546 200 MARSH & MCLENNAN COS INC COM 571748102 212 6,850 SH X 6,850 MARSH & MCLENNAN COS INC COM 571748102 48 1,550 SH X 1,550 MASCO CORP COM 574599106 563 19,765 SH X 19,765 MASCO CORP COM 574599106 132 4,630 SH X 4,630 MAXIM INTEGRATED PRODS INC COM 57772K101 3,495 104,600 SH X 97,760 220 6,620 MAXIM INTEGRATED PRODS INC COM 57772K101 35 1,060 SH X 300 760 MCCORMICK & CO INC COM NON VTG 579780206 11,270 295,169 SH X 281,819 13,350 MCCORMICK & CO INC COM NON VTG 579780206 1,599 41,887 SH X 39,662 200 2,025 MCDONALDS CORP COM 580135101 15,729 309,873 SH X 292,408 130 17,335 MCDONALDS CORP COM 580135101 1,917 37,766 SH X 33,591 250 3,925 MCGRAW HILL COS INC COM 580645109 3,579 52,567 SH X 52,167 100 300 MCGRAW HILL COS INC COM 580645109 279 4,097 SH X 4,097 MEADWESTVACO CORP COM 583334107 91 2,568 SH X 2,568 MEADWESTVACO CORP COM 583334107 557 15,778 SH X 15,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 660 8,463 SH X 8,263 200 MEDCO HEALTH SOLUTIONS INC COM 58405U102 1,966 25,205 SH X 23,999 1,206 MEDTRONIC INC COM 585055106 12,746 245,770 SH X 231,528 155 14,087 MEDTRONIC INC COM 585055106 1,798 34,678 SH X 28,948 150 5,580 MELLON FINL CORP 58551A108 188 4,270 SH X 3,970 300 MELLON FINL CORP 58551A108 35 800 SH X 800 MERCK & CO INC COM 589331107 5,053 101,463 SH X 98,993 2,470 MERCK & CO INC COM 589331107 9,427 189,305 SH X 181,635 375 7,295 MERRILL LYNCH & CO INC COM 590188108 4,545 54,375 SH X 49,872 4,503 MERRILL LYNCH & CO INC COM 590188108 802 9,590 SH X 7,365 75 2,150 METLIFE INC COM 59156R108 109 1,698 SH X 1,698 METLIFE INC COM 59156R108 96 1,489 SH X 1,489 MICROSOFT CORP COM 594918104 19,163 650,243 SH X 588,164 1,015 61,064 MICROSOFT CORP COM 594918104 4,463 151,433 SH X 127,163 1,940 22,330 MIDCAP SPDR TR UNIT SER 1 595635103 4,624 28,379 SH X 23,752 4,627 MIDCAP SPDR TR UNIT SER 1 595635103 541 3,320 SH X 3,050 170 100 MOHAWK INDS INC COM 608190104 7,932 78,700 SH X 71,735 75 6,890 MOHAWK INDS INC COM 608190104 541 5,371 SH X 5,121 250 MONSANTO CO NEW COM 61166W101 150 2,226 SH X 2,226 MONSANTO CO NEW COM 61166W101 206 3,044 SH X 3,044 MOODYS CORP COM 615369105 299 4,800 SH X 4,800 MOODYS CORP COM 615369105 736 11,825 SH X 11,625 200 MORGAN STANLEY COM NEW 617446448 9,084 108,300 SH X 96,510 140 11,650 MORGAN STANLEY COM NEW 617446448 1,069 12,749 SH X 8,116 4,633 MOTOROLA INC COM 620076109 1,468 82,930 SH X 81,025 1,905 MOTOROLA INC COM 620076109 1,122 63,392 SH X 57,292 6,100 MURPHY OIL CORP COM 626717102 7,154 120,355 SH X 115,425 4,930 MURPHY OIL CORP COM 626717102 674 11,347 SH X 11,347 MYLAN LABS INC COM 628530107 437 24,015 SH X 23,768 247 MYLAN LABS INC COM 628530107 173 9,494 SH X 9,494 NATIONAL CITY CORP COM 635405103 680 20,416 SH X 20,151 265 NATIONAL CITY CORP COM 635405103 87 2,614 SH X 1,472 785 357 NATIONAL FUEL GAS CO N J COM 636180101 299 6,896 SH X 6,896 NATIONAL SEMICONDUCTOR CORP COM 637640103 717 25,380 SH X 25,380 NATIONAL SEMICONDUCTOR CORP COM 637640103 16 550 SH X 550 NESTLE S A SPONSORED ADR 641069406 228 2,400 SH X 1,800 600 NESTLE S A SPONSORED ADR 641069406 228 2,400 SH X 2,400 NEW YORK CMNTY BANCORP INC COM 649445103 221 12,995 SH X 12,995 NEW YORK CMNTY BANCORP INC COM 649445103 18 1,050 SH X 1,050 NEW YORK TIMES CO CL A 650111107 1,457 57,346 SH X 57,346 NEW YORK TIMES CO CL A 650111107 26 1,004 SH X 1,004 NEXEN INC COM 65334H102 654 21,130 SH X 16,130 5,000 NIKE INC CL B 654106103 12,037 206,497 SH X 196,397 1,000 9,100 NIKE INC CL B 654106103 843 14,470 SH X 13,300 350 820 NOKIA CORP SPONSORED ADR 654902204 1,524 54,213 SH X 50,253 3,960 NOKIA CORP SPONSORED ADR 654902204 1,099 39,095 SH X 28,195 10,900 NORFOLK SOUTHERN CORP COM 655844108 313 5,955 SH X 2,535 3,420 NORFOLK SOUTHERN CORP COM 655844108 248 4,715 SH X 2,009 2,706 NORTHERN TR CORP COM 665859104 766 11,926 SH X 11,686 240 NORTHERN TR CORP COM 665859104 187 2,905 SH X 2,905 NOVARTIS A G SPONSORED ADR 66987V109 12,303 219,417 SH X 199,582 310 19,525 NOVARTIS A G SPONSORED ADR 66987V109 616 10,985 SH X 4,955 265 5,765 NOVO-NORDISK A S ADR 670100205 13,463 124,006 SH X 120,031 80 3,895 NOVO-NORDISK A S ADR 670100205 1,015 9,345 SH X 8,470 325 550 NUCOR CORP COM 670346105 201 3,430 SH X 3,430 NVIDIA CORP COM 67066G104 3,699 89,535 SH X 84,700 4,835 NVIDIA CORP COM 67066G104 152 3,685 SH X 3,685 OCCIDENTAL PETE CORP DEL COM 674599105 1,215 20,990 SH X 19,800 60 1,130 OCCIDENTAL PETE CORP DEL COM 674599105 58 1,000 SH X 600 400 OFFICE DEPOT INC COM 676220106 209 6,900 SH X 1,900 5,000 OFFICE DEPOT INC COM 676220106 36 1,200 SH X 1,200 OMNICOM GROUP INC COM 681919106 1,473 27,830 SH X 27,400 430 OMNICOM GROUP INC COM 681919106 204 3,860 SH X 3,060 800 ORACLE CORP COM 68389X105 2,885 146,383 SH X 123,858 22,525 ORACLE CORP COM 68389X105 462 23,420 SH X 19,820 300 3,300 OSHKOSH TRUCK CORP COM 688239201 476 7,570 SH X 7,570 OSHKOSH TRUCK CORP COM 688239201 8 130 SH X 130 PPG INDS INC COM 693506107 573 7,526 SH X 7,526 PPG INDS INC COM 693506107 77 1,013 SH X 113 900 PACCAR INC COM 693718108 2,283 26,229 SH X 24,574 1,655 PACCAR INC COM 693718108 89 1,022 SH X 857 165 PALL CORP COM 696429307 202 4,400 SH X 4,400 PATTERSON COMPANIES INC COM 703395103 273 7,330 SH X 7,330 PATTERSON COMPANIES INC COM 703395103 304 8,155 SH X 5,255 2,900 PENNICHUCK CORP COM NEW 708254206 1,316 52,104 SH X 11,548 40,556 PENNICHUCK CORP COM NEW 708254206 796 31,528 SH X 19,528 12,000 PENTAIR INC COM 709631105 509 13,190 SH X 9,385 3,805 PENTAIR INC COM 709631105 22 570 SH X 570 PEOPLES UNITED FINANCIAL INC COM 712704105 61 3,424 SH X 3,424 PEOPLES UNITED FINANCIAL INC COM 712704105 126 7,086 SH X 7,086 PEPSICO INC COM 713448108 27,386 422,299 SH X 397,913 460 23,926 PEPSICO INC COM 713448108 4,615 71,157 SH X 56,467 500 14,190 PERKINELMER INC COM 714046109 438 16,800 SH X 16,800 PETSMART INC COM 716768106 3,358 103,484 SH X 100,354 3,130 PETSMART INC COM 716768106 4 130 SH X 130 PFIZER INC COM 717081103 8,242 322,347 SH X 287,038 35,309 PFIZER INC COM 717081103 5,674 221,904 SH X 195,049 200 26,655 PHARMACEUTICAL PROD DEV INC COM 717124101 197 5,160 SH X 5,160 PHARMACEUTICAL PROD DEV INC COM 717124101 23 600 SH X 600 PIONEER EQUITY INCOME FD CL A 72366V108 539 15,985 SH X 15,985 PLUM CREEK TIMBER CO INC COM 729251108 79 1,889 SH X 1,889 PLUM CREEK TIMBER CO INC COM 729251108 143 3,437 SH X 3,437 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 825 17,324 SH X 13,324 4,000 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 111 2,340 SH X 2,140 200 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 3,836 149,266 SH X 137,676 11,590 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 58 2,276 SH X 796 1,480 PRAXAIR INC COM 74005P104 7,723 107,272 SH X 101,245 35 5,992 PRAXAIR INC COM 74005P104 866 12,034 SH X 10,400 1,634 PRECISION CASTPARTS CORP COM 740189105 29,574 243,688 SH X 233,224 60 10,404 PRECISION CASTPARTS CORP COM 740189105 1,671 13,771 SH X 13,771 PRICE T ROWE GROUP INC COM 74144T108 6,349 122,353 SH X 115,904 6,449 PRICE T ROWE GROUP INC COM 74144T108 493 9,500 SH X 7,690 1,810 PRICE T ROWE GROWTH STK FD I COM 741479109 46,373 1,349,634 SH X 1,259,809 6,312 83,512 PRICE T ROWE GROWTH STK FD I COM 741479109 4,714 137,184 SH X 109,940 3,384 23,859 PROCTER & GAMBLE CO COM 742718109 37,078 605,945 SH X 563,526 890 41,529 PROCTER & GAMBLE CO COM 742718109 7,450 121,760 SH X 104,758 845 16,157 PROGRESS ENERGY INC COM 743263105 208 4,560 SH X 4,560 PROGRESS ENERGY INC COM 743263105 88 1,929 SH X 1,929 PUBLIC SVC ENTERPRISE GROUP COM 744573106 315 3,586 SH X 2,586 1,000 QLOGIC CORP COM 747277101 1,284 77,130 SH X 73,030 4,100 QLOGIC CORP COM 747277101 112 6,700 SH X 6,700 QUALCOMM INC COM 747525103 11,895 274,144 SH X 269,325 110 4,709 QUALCOMM INC COM 747525103 1,021 23,535 SH X 22,590 715 230 QUEST DIAGNOSTICS INC COM 74834L100 10,753 208,198 SH X 202,158 140 5,900 QUEST DIAGNOSTICS INC COM 74834L100 447 8,653 SH X 7,678 375 600 QUESTAR CORP COM 748356102 14,419 272,833 SH X 267,171 5,662 QUESTAR CORP COM 748356102 959 18,140 SH X 16,040 2,100 RADIAN GROUP INC COM 750236101 700 12,955 SH X 11,855 1,100 RADIAN GROUP INC COM 750236101 1 14 SH X 14 RAYTHEON CO COM NEW 755111507 183 3,390 SH X 3,390 RAYTHEON CO COM NEW 755111507 209 3,872 SH X 2,642 1,230 REGIONS FINANCIAL CORP NEW COM 7591EP100 4,967 150,072 SH X 141,190 240 8,642 REGIONS FINANCIAL CORP NEW COM 7591EP100 816 24,639 SH X 20,087 2,708 1,844 REPSOL YPF S A SPONSORED ADR 76026T205 1,280 33,068 SH X 33,068 REPSOL YPF S A SPONSORED ADR 76026T205 329 8,504 SH X 7,704 800 ROCKWELL AUTOMATION INC COM 773903109 1,209 17,413 SH X 17,363 50 ROCKWELL AUTOMATION INC COM 773903109 12 175 SH X 175 ROCKVILLE FINL INC COM 774186100 378 25,000 SH X 25,000 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 572 14,703 SH X 14,703 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 29 743 SH X 743 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 2,627 32,352 SH X 24,864 7,488 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 909 11,200 SH X 11,100 100 S & T BANCORP INC COM 783859101 211 6,400 SH X 6,400 SEI INVESTMENTS CO COM 784117103 4,055 139,620 SH X 130,048 9,572 SEI INVESTMENTS CO COM 784117103 247 8,514 SH X 7,924 590 SLM CORP COM 78442P106 1,624 28,211 SH X 28,211 SLM CORP COM 78442P106 204 3,540 SH X 1,015 130 2,395 SPDR TR UNIT SER 1 78462F103 24,787 164,777 SH X 159,427 5,350 SPDR TR UNIT SER 1 78462F103 738 4,903 SH X 3,803 1,100 SVB FINL GROUP COM 78486Q101 519 9,764 SH X 8,939 825 SVB FINL GROUP COM 78486Q101 26 494 SH X 494 ST JUDE MED INC COM 790849103 63 1,510 SH X 1,510 ST JUDE MED INC COM 790849103 448 10,800 SH X 10,800 SANDISK CORP COM 80004C101 278 5,675 SH X 5,675 SARA LEE CORP COM 803111103 666 38,255 SH X 38,255 SARA LEE CORP COM 803111103 76 4,370 SH X 4,370 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCANA CORP NEW COM 80589M102 202 5,273 SH X 4,910 363 SCHERING PLOUGH CORP COM 806605101 139 4,577 SH X 4,577 SCHERING PLOUGH CORP COM 806605101 266 8,750 SH X 7,550 1,200 SCHLUMBERGER LTD COM 806857108 3,952 46,530 SH X 27,295 19,235 SCHLUMBERGER LTD COM 806857108 3,770 44,388 SH X 31,443 12,945 SCOTTS MIRACLE GRO CO CL A 810186106 3,074 71,585 SH X 70,780 805 SCOTTS MIRACLE GRO CO CL A 810186106 119 2,765 SH X 2,765 SEALED AIR CORP NEW COM 81211K100 377 12,138 SH X 12,138 SEMPRA ENERGY COM 816851109 9,854 166,363 SH X 159,372 130 6,861 SEMPRA ENERGY COM 816851109 1,022 17,262 SH X 15,217 375 1,670 SHERWIN WILLIAMS CO COM 824348106 38 571 SH X 571 SHERWIN WILLIAMS CO COM 824348106 186 2,800 SH X 2,800 SIGMA ALDRICH CORP COM 826552101 4,298 100,735 SH X 91,845 160 8,730 SIGMA ALDRICH CORP COM 826552101 70 1,630 SH X 1,145 485 SMUCKER J M CO COM NEW 832696405 656 10,297 SH X 10,247 50 SMUCKER J M CO COM NEW 832696405 161 2,525 SH X 2,525 SOUTHERN CO COM 842587107 7,771 226,639 SH X 199,994 365 26,280 SOUTHERN CO COM 842587107 588 17,139 SH X 15,089 1,000 1,050 SOVEREIGN BANCORP INC COM 845905108 346 16,367 SH X 16,367 SPECTRA ENERGY CORP COM 847560109 178 6,875 SH X 6,875 SPECTRA ENERGY CORP COM 847560109 98 3,789 SH X 1,907 1,050 832 SPRINT NEXTEL CORP COM FON 852061100 1,471 71,048 SH X 70,523 525 SPRINT NEXTEL CORP COM FON 852061100 217 10,500 SH X 10,292 208 STANLEY WKS COM 854616109 1,899 31,286 SH X 30,186 1,100 STANLEY WKS COM 854616109 219 3,609 SH X 900 2,709 STAPLES INC COM 855030102 15,162 638,939 SH X 611,162 1,840 25,937 STAPLES INC COM 855030102 2,485 104,708 SH X 92,921 1,100 10,687 STARBUCKS CORP COM 855244109 13,123 500,124 SH X 464,769 260 35,095 STARBUCKS CORP COM 855244109 1,056 40,243 SH X 37,148 530 2,565 STATE STR CORP COM 857477103 2,496 36,494 SH X 35,914 580 STATE STR CORP COM 857477103 735 10,752 SH X 10,352 400 STREETTRACKS GOLD TR GOLD SHS 863307104 449 6,991 SH X 1,691 5,300 STREETTRACKS GOLD TR GOLD SHS 863307104 12 180 SH X 80 100 STRYKER CORP COM 863667101 25,402 402,626 SH X 377,846 200 24,580 STRYKER CORP COM 863667101 2,377 37,673 SH X 35,573 425 1,675 SUN LIFE FINL INC COM 866796105 793 16,600 SH X 16,600 SUNCOR ENERGY INC COM 867229106 5,788 64,363 SH X 62,848 35 1,480 SUNCOR ENERGY INC COM 867229106 410 4,555 SH X 3,265 1,290 SUNTRUST BKS INC COM 867914103 3,189 37,189 SH X 36,339 850 SUNTRUST BKS INC COM 867914103 141 1,650 SH X 1,650 SYMANTEC CORP COM 871503108 2,978 147,441 SH X 140,011 7,430 SYMANTEC CORP COM 871503108 37 1,830 SH X 1,830 SYNGENTA AG SPONSORED ADR 87160A100 206 5,300 SH X 5,300 SYNGENTA AG SPONSORED ADR 87160A100 469 12,035 SH X 8,635 3,400 SYSCO CORP COM 871829107 12,054 365,378 SH X 340,626 24,752 SYSCO CORP COM 871829107 1,165 35,324 SH X 32,774 2,550 TJX COS INC NEW COM 872540109 1,884 68,496 SH X 63,821 4,675 TJX COS INC NEW COM 872540109 238 8,655 SH X 8,255 400 TXU CORP COM 873168108 1,224 18,187 SH X 16,162 140 1,885 TXU CORP COM 873168108 92 1,362 SH X 1,000 362 TARGET CORP COM 87612E106 3,068 48,232 SH X 45,622 110 2,500 TARGET CORP COM 87612E106 685 10,765 SH X 9,790 275 700 TECHNE CORP COM 878377100 271 4,744 SH X 4,744 TECHNE CORP COM 878377100 301 5,265 SH X 3,365 1,900 TELEFONICA S A SPONSORED ADR 879382208 10,927 163,671 SH X 154,586 120 8,965 TELEFONICA S A SPONSORED ADR 879382208 495 7,412 SH X 6,976 286 150 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 6,800 164,845 SH X 160,702 210 3,933 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 1,042 25,260 SH X 21,876 785 2,599 TEXAS INSTRS INC COM 882508104 7,786 206,920 SH X 185,446 260 21,214 TEXAS INSTRS INC COM 882508104 795 21,125 SH X 14,545 675 5,905 TEXTRON INC COM 883203101 1,447 13,140 SH X 13,140 TEXTRON INC COM 883203101 17 158 SH X 158 THIRD AVE TR VALUE TR 884116104 204 3,188 SH X 3,188 3M CO COM 88579Y101 21,867 251,951 SH X 240,785 750 10,416 3M CO COM 88579Y101 4,914 56,620 SH X 49,216 700 6,704 TIME WARNER INC COM 887317105 210 9,960 SH X 9,960 TIME WARNER INC COM 887317105 76 3,600 SH X 2,400 1,200 TORCHMARK CORP COM 891027104 3,275 48,879 SH X 48,604 275 TORCHMARK CORP COM 891027104 180 2,694 SH X 2,694 TORONTO DOMINION BK ONT COM NEW 891160509 18,349 267,906 SH X 28,771 239,135 TORONTO DOMINION BK ONT COM NEW 891160509 2,182 31,859 SH X 31,859 TRANSATLANTIC HLDGS INC COM 893521104 143 2,012 SH X 2,012 TRANSATLANTIC HLDGS INC COM 893521104 80 1,125 SH X 1,125 TRAVELERS COMPANIES INC COM 89417E109 1,203 22,495 SH X 22,310 185 TRAVELERS COMPANIES INC COM 89417E109 89 1,657 SH X 1,507 50 100 TRUSTCO BK CORP N Y COM 898349105 146 14,731 SH X 14,731 TYCO INTL LTD NEW COM 902124106 368 10,900 SH X 10,900 TYCO INTL LTD NEW COM 902124106 157 4,650 SH X 4,650 UGI CORP NEW COM 902681105 1,364 49,992 SH X 49,992 UGI CORP NEW COM 902681105 35 1,300 SH X 1,300 UST INC COM 902911106 253 4,710 SH X 4,710 US BANCORP DEL COM NEW 902973304 229 6,942 SH X 4,442 2,500 US BANCORP DEL COM NEW 902973304 321 9,752 SH X 9,752 UNILEVER N V N Y SHS NEW 904784709 369 11,902 SH X 11,902 UNION PAC CORP COM 907818108 516 4,480 SH X 3,380 1,100 UNION PAC CORP COM 907818108 596 5,176 SH X 4,816 360 UNITED PARCEL SERVICE CL A 911309AA0 767 10,500 SH X 10,500 UNITED PARCEL SERVICE INC CL B 911312106 3,130 42,883 SH X 38,468 110 4,305 UNITED PARCEL SERVICE INC CL B 911312106 2,772 37,974 SH X 1,025 36,949 UNITED TECHNOLOGIES CORP COM 913017109 28,511 401,957 SH X 380,950 780 20,227 UNITED TECHNOLOGIES CORP COM 913017109 4,449 62,727 SH X 57,988 635 4,104 UNITEDHEALTH GROUP INC COM 91324P102 25,499 498,611 SH X 465,681 915 32,015 UNITEDHEALTH GROUP INC COM 91324P102 1,568 30,667 SH X 26,532 540 3,595 VALERO ENERGY CORP NEW COM 91913Y100 2,041 27,629 SH X 27,629 VALERO ENERGY CORP NEW COM 91913Y100 159 2,159 SH X 1,750 409 VALLEY NATL BANCORP COM 919794107 283 12,573 SH X 12,573 VAN KAMPEN DYNAMIC CREDIT OP COM 921151106 300 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 373 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 76 3,679 SH X 3,679 VARIAN MED SYS INC COM 92220P105 793 18,655 SH X 18,505 150 VARIAN MED SYS INC COM 92220P105 30 700 SH X 700 VERIZON COMMUNICATIONS COM 92343V104 16,097 390,993 SH X 363,568 290 27,135 VERIZON COMMUNICATIONS COM 92343V104 2,746 66,709 SH X 48,968 550 17,191 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 523 15,549 SH X 15,217 332 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 270 8,017 SH X 5,065 2,952 VORNADO RLTY TR SH BEN INT 929042109 185 1,680 SH X 600 1,080 VORNADO RLTY TR SH BEN INT 929042109 22 200 SH X 200 VULCAN MATLS CO COM 929160109 2,239 19,550 SH X 19,375 175 VULCAN MATLS CO COM 929160109 80 695 SH X 465 230 WACHOVIA CORP NEW COM 929903102 11,255 219,618 SH X 211,513 310 7,795 WACHOVIA CORP NEW COM 929903102 2,461 48,025 SH X 43,249 816 3,960 WAL MART STORES INC COM 931142103 1,992 41,411 SH X 37,481 140 3,790 WAL MART STORES INC COM 931142103 804 16,718 SH X 14,058 370 2,290 WALGREEN CO COM 931422109 11,230 257,935 SH X 240,195 415 17,325 WALGREEN CO COM 931422109 1,092 25,070 SH X 17,380 260 7,430 WASHINGTON MUT INC COM 939322103 843 19,770 SH X 19,535 235 WASHINGTON MUT INC COM 939322103 212 4,977 SH X 4,680 297 WASTE MGMT INC DEL COM 94106L109 48 1,218 SH X 1,218 WASTE MGMT INC DEL COM 94106L109 157 4,011 SH X 3,511 500 WEINGARTEN RLTY INVS SH BEN INT 948741103 431 10,484 SH X 10,274 210 WELLPOINT INC COM 94973V107 452 5,668 SH X 5,068 600 WELLPOINT INC COM 94973V107 63 785 SH X 600 100 85 WELLS FARGO & CO NEW COM 949746101 11,583 329,355 SH X 309,750 250 19,355 WELLS FARGO & CO NEW COM 949746101 1,447 41,141 SH X 29,961 250 10,930 WESTERN UN CO COM 959802109 466 22,367 SH X 22,367 WESTERN UN CO COM 959802109 286 13,725 SH X 9,306 4,419 WEYERHAEUSER CO COM 962166104 397 5,025 SH X 3,525 1,500 WEYERHAEUSER CO COM 962166104 387 4,901 SH X 4,901 WHOLE FOODS MKT INC COM 966837106 847 22,123 SH X 21,713 30 380 WHOLE FOODS MKT INC COM 966837106 86 2,255 SH X 2,045 210 WILEY JOHN & SONS INC CL A 968223206 222 4,600 SH X 4,600 WILMINGTON TRUST CORP COM 971807102 753 18,144 SH X 18,144 WIPRO LTD SPON ADR 1 SH 97651M109 1,010 64,972 SH X 63,972 1,000 WIPRO LTD SPON ADR 1 SH 97651M109 33 2,100 SH X 1,600 500 WRIGLEY WM JR CO COM 982526105 347 6,281 SH X 6,081 200 WRIGLEY WM JR CO COM 982526105 152 2,755 SH X 1,474 1,281 WYETH COM 983024100 3,076 53,649 SH X 51,849 1,800 WYETH COM 983024100 2,905 50,664 SH X 46,164 4,500 XTO ENERGY INC COM 98385X106 15,308 254,714 SH X 237,469 330 16,915 XTO ENERGY INC COM 98385X106 640 10,645 SH X 7,035 325 3,285 XEROX CORP COM 984121103 187 10,130 SH X 10,130 YAHOO INC COM 984332106 3 100 SH X 100 YAHOO INC COM 984332106 217 8,000 SH X 8,000 YUM BRANDS INC COM 988498101 264 8,076 SH X 7,136 200 740 YUM BRANDS INC COM 988498101 174 5,310 SH X 3,410 500 1,400 ZEBRA TECHNOLOGIES CORP CL A 989207105 2,998 77,376 SH X 66,476 10,900 ZEBRA TECHNOLOGIES CORP CL A 989207105 5 130 SH X 130 ZIMMER HLDGS INC COM 98956P102 7,839 92,339 SH X 84,224 130 7,985 ZIMMER HLDGS INC COM 98956P102 1,749 20,600 SH X 15,362 5,238 ZIONS BANCORPORATION COM 989701107 1,887 24,529 SH X 24,029 500 ZIONS BANCORPORATION COM 989701107 479 6,230 SH X 6,230 ZIPLINK INC COM 989741103 0 14,997 SH X 14,997 FINAL TOTALS 2,313,067 FORM 13F INFORMATION TABLE ENTRY TOTAL 801